Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash	$ 744	$ 527	$ 25,878	$ 646
Note receivable - related party	163,829	163,829	832,454	407,004
Interest receivable - related party	6,795	3,341	31,547	7,111
Inventory	223,000	223,000	0	0
Due from related party	60,919	183,346	0	0
Deferred financing, net	70,529	146,037	76,507	51,028
Other current assets	50,218	95,469	102,175	100,000
Total current assets	576,034	815,549	1,068,561	565,789
Non-current assets
Fixed assets	275,717	275,717	0	0
Intangibile assets, net	11,819	12,705	0	0
Total non-current assets	287,536	288,422	0	0
Total Assets	863,570	1,103,971	1,068,561	565,789
Current liabilities:
Accounts payable and accrued expenses	408,884	188,346	107,022	186,764
Accounts payable and accrued expenses - related party	953,701	807,001	2,140	2,140
Convertible notes payable	3,732,500	3,732,500	2,138,188	1,160,814
Interest payable	469,884	380,575	110,124	51,817
Warrant derivative liability	115,026	157,761	0	0
Total current liabilities	5,679,995	5,266,183	2,357,474	1,401,535
Non-current liabilities:
Convertible notes payable, less current portion		0	0	54,958
Total non-current liabilities		0	0	54,958
Total liabilities		5,266,183	2,357,474	1,456,493
Commitments and Contingencies (Note 10)
Stockholders' deficit:
Preferred stock, $0.001 par value; 20,000,000 shares authorized; none issued and outstanding	0	0	0	0
Common stock	40,000	40,000	35,284	35,284
Common stock subscribed		0	(35,284)	(35,284)
Additional paid-in capital	3,979,576	3,814,258	100	100
Deficit accumulated during the development stage	(8,836,001)	(8,016,470)	(1,289,013)	(890,804)
Total stockholders' deficit	(4,816,425)	(4,162,212)	(1,288,913)	(890,704)
Total Liabilities and Stockholders' Deficit	$ 863,570	$ 1,103,971	$ 1,068,561	$ 565,789